ADVANCES RECEIVABLE AND PREPAID EXPENSES - Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Supplier prepayments and deposits	$ 249,652	$ 206,858
Loan to KGL and accrued interest	60,506	60,543
Other receivables and employee advances	23,629	19,037
Harmonized Sales Tax receivable	26,389	58,755
Advances receivable and prepaid expenses	$ 360,176	$ 345,193